SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund
SunAmerica Global Trends Fund
INVESTMENT OBJECTIVE
The SunAmerica Global Trends Fund (the "Fund") seeks to achieve capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 8 of the Fund's
Prospectus and in the "Additional Information Regarding Purchase of Shares"
section on page 51 of the Fund's statement of additional information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica Global Trends Fund		Class A Shares	Class C Shares	Class W Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 7-9 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica Global Trends Fund		Class A Shares	Class C Shares	Class W Shares
Management Fees		1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	none
Other Expenses of the Fund	[1]	0.97%	2.02%	1.75%
Other Expenses of the Subsidiary (including Subsidiary Management Fee)	[1][2]	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement		2.71%	4.41%	3.14%
Fee Waiver	[1][2]	0.23%	0.23%	0.23%
Fee Waiver and/or Expense Reimbursement	[3]	0.0063	0.0168	0.0126
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.85%	2.50%	1.65%
[1]	Other Expenses and corresponding Management Fee Waiver (as defined below) are estimated for the current fiscal year.
[2]	The Fund invests in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary has entered into a separate contract with SunAmerica Asset Management Corp. ("SunAmerica") for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays SunAmerica a management fee at the annual rate of 1.10% of its net assets. SunAmerica has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to SunAmerica by the Subsidiary ("Management Fee Waiver"). This waiver may not be terminated by SunAmerica and will remain in effect for as long as SunAmerica's contract with the Subsidiary is in place.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.85% for Class A shares, 2.50% for Class C shares and 1.65% for Class W shares. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. Any waivers or reimbursements made by SunAmerica (except the Management Fee Waiver) are subject to recoupment from the Fund within the two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the forgoing expense limitations.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example SunAmerica Global Trends Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	752	1,123
Class C Shares	353	779
Class W Shares	168	520

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SunAmerica Global Trends Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A Shares	752	1,123
Class C Shares	253	779
Class W Shares	168	520

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period from June 15, 2011 (commencement of operations) through October 31, 2011, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Although the Fund engages in active trading of futures instruments, transactions in these futures instruments are not included in the calculation of the Fund's portfolio turnover rate. Trading of futures instruments will nonetheless result in the Fund incurring transaction costs and the active trading of such futures instruments may result in increased tax liability for shareholders.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
The Fund seeks to provide capital appreciation by utilizing an actively managed rules-based investment process to allocate assets across a diversified, broad-based spectrum of asset classes, including the global equity and fixed income markets, currencies and commodities. The Fund generally seeks to implement this strategy by investing in futures contracts and futures-related instruments, including, but not limited to, U.S. and non-U.S. equity index futures, U.S. and non-U.S. fixed income futures, currency forwards, and commodity futures (collectively, "futures instruments") that provide the Fund with exposure to the various asset classes. Futures and forward contracts are contractual agreements that involve the right to receive, or obligation to deliver, assets or money depending on the performance of one or more underlying assets, currencies, or a market or economic index. The Fund may invest in such futures instruments both directly and indirectly through the Subsidiary (as described below). The Fund expects to invest a significant portion of its assets in repurchase agreements collateralized by obligations of the U.S government and its agencies, and may also invest in other high-quality, short-term securities
("money market instruments"). The primary purpose of the repurchase agreements and other money market instruments held by the Fund will be to serve as collateral for the futures instruments, however, these instruments may also earn income for the Fund. The Fund's return is expected to be derived principally from changes in the value of the assets underlying the futures instruments held by the Fund.

The Fund's strategy will normally involve investing in futures instruments that provide investment exposure to the following ten asset classes:

- U.S. equity markets                 - U.S. fixed income
- German equity markets               - Non-U.S. developed country fixed income
- United Kingdom equity markets       - Emerging market currencies
- Japanese equity markets             - Commodities - metals
- Emerging market equities            - Commodities - energy and agriculture

Wellington Management Company, LLP (the "Subadviser" or "Wellington Management")
serves as subadviser to the Fund. Pursuant to Wellington Management's proprietary approach, which involves rules-based indicators and technical analysis, the Fund's investment exposure to each of these ten asset classes (based on the notional exposure of the futures) will generally be between 0% and 10% of the value of the Fund's net assets. The Fund's investment exposure to an asset class will fluctuate depending on the positive or negative signals identified by
Wellington Management for the asset classes. In certain cases, the Fund's investment exposure to a particular asset class may be overweighted to up to 20%, for example, when such asset class demonstrates strong positive signals. When
Wellington Management's analysis identifies negative signals for an asset class, it may either eliminate all or part of the Fund's exposure to such asset class.
Wellington Management will then either allocate this portion of the Fund's assets to repurchase agreements and/or other money market instruments, or may use these assets to overweight the Fund's exposure to one or more of the other asset classes if they exhibit strong positive signals.

Investments in the Wholly-Owned Subsidiary. The Fund primarily gains exposure to commodities through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary invests primarily in commodity futures instruments and other investments designed to serve as collateral for the Subsidiary's futures instruments (i.e., repurchase agreements and money market instruments). The Subsidiary is managed by SunAmerica and subadvised by Wellington Management and has the same investment objective as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. Investment in the
Subsidiary is expected to provide the Fund with commodity exposure within the limitations of the federal tax requirements that apply to the Fund.

The principal investment strategies and principal investment techniques of the
Fund may be changed without shareholder approval.
PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The principal risks of the Fund, which include risks associated with the asset classes underlying the Fund's investments in futures instruments, are:

Strategy Risk. Investors should note that the ability of the Subadviser to successfully implement the Fund's strategies, including the proprietary investment process used by the Subadviser, will influence the performance of the Fund significantly.

Futures Contracts Risk. The risks associated with the Fund's use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii)
if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times.

Forwards Risk. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the
Fund faces the risk that its counterparties may not perform their obligations.
Forward contracts are also not regulated by the Commodity Futures Trading
Commission ("CFTC") and therefore the Fund will not receive any benefit of CFTC regulation when trading forwards.

Stock Market Volatility. The value of an investment in the Fund may fluctuate in response to stock market movements. This volatility could affect the value of the investments in the Fund's portfolio exposed to equity markets.

Foreign Exposure Risk. Investments that provide exposure to foreign countries are subject to a number of risks. Fluctuations in the exchange rates between the
U.S. dollar and foreign currencies may negatively affect such an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S.
government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S.
securities. These risks are heightened when the issuer is in an emerging market.

Emerging Markets Risk. Emerging markets are riskier than more developed markets and investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Interest Rate Risk. Fixed income securities and currency and fixed income futures instruments are subject to changes in their value when prevailing interest rates change. The values of already-issued debt securities have an inverse relationship with changes in interest rates. The magnitude of these changes in value is generally greater for debt securities with longer maturities. The value of the Fund's currency and fixed income futures instruments will fluctuate in varying directions and amounts based on the specific types of futures instruments held by the Fund. The Fund's exposure to foreign fixed income instruments will also be subject to risks associated with foreign investments, as described above under "Foreign Exposure Risk" and
"Emerging Markets Risk."

Credit Risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. Credit risk could affect the value of the investments in the Fund's portfolio exposed to fixed income securities.

Bond Market Volatility. The bond markets as a whole could go up or down
(sometimes dramatically). This volatility could affect the value of the investments in the Fund's portfolio exposed to bonds or other fixed income securities.

Currency Risk. Adverse changes in currency exchange rates (relative to the U.S.
dollar) may erode or reverse any potential gains from the Fund's investments in futures instruments with underlying securities or instruments denominated in a foreign currency or may widen existing losses. In addition, investments denominated in the currencies of emerging markets generally have a higher degree of currency risk, as described above under "Emerging Markets Risk."

Commodity Exposure Risks. Exposure to the commodities markets may subject the
Fund to greater volatility than investments in traditional securities. The value of commodity futures instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Leverage Risk. The Fund may invest in certain futures instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may cause the Fund to lose more than the amount it invested in those instruments.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the
Subsidiary, and the Fund and Subsidiary are managed by SunAmerica and subadvised by Wellington Management, making it unlikely that the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this
Prospectus and the SAI and could adversely affect the Fund.

Tax Risk. The Fund gains exposure to the commodities markets through investments in commodity-linked futures instruments and through its investment in the
Subsidiary. In order for the Fund to qualify as a regulated investment company, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. As described, under "Shareholder
Account Information - Tax, Dividend, Distribution and Account Policies," the
Internal Revenue Service (the "IRS") has issued a revenue ruling which holds that income realized from certain types of commodity-linked derivatives would not be qualifying income. As such, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The Fund seeks to gain exposure to the commodities markets primarily through investments in the Subsidiary. The Fund has requested a private letter ruling from the IRS concluding that income derived from the Fund's investment in the Subsidiary would constitute qualifying income to the Fund. The IRS has indicated that the granting of private letter rulings, like the one requested by the Fund, is currently suspended, pending further review. As a result, there can be no assurance that the IRS will grant the private letter ruling requested. If the
IRS does not grant the private letter ruling request, there is a risk that the
IRS could assert that the income derived from the Fund's investment in the
Subsidiary will not be considered qualifying income for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Furthermore, the tax treatment of commodity-linked futures instruments and the
Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund's taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in this Prospectus and the Statement of
Additional Information.

Repurchase Agreements Risk. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss. The
Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements.

Active Trading. Active trading of the Fund's portfolio will result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. Active trading may also result in increased tax liability for Fund shareholders.

Regulatory Risk. In February 2012, the CFTC adopted certain regulatory changes that will likely subject SunAmerica Specialty Series (the "Trust"), with respect to the Fund, to regulation by the CFTC as a commodity pool. If the Trust is subject to regulation as a commodity pool with respect to the Fund, SunAmerica will likely be subject to CFTC regulation as a commodity pool operator ("CPO")
and a commodity trading advisor ("CTA") and Wellington Management to CFTC regulation as a CTA. Compliance with the CFTC's regulatory changes will be required by the later of December 31, 2012 or sixty (60) days following promulgation of related final CFTC and Securities and Exchange Commission ("SEC")
rules. The CFTC also adopted regulatory changes that will similarly require
SunAmerica to register as the CPO and a CTA of the Subsidiary and Wellington
Management as a CTA of the Subsidiary. Compliance with CFTC regulations as they apply to the Subsidiary is required by December 31, 2012. The disclosure and operations of the Trust, with respect to the Fund, and the Subsidiary will need to comply with all applicable CFTC regulations governing CPOs, CTAs and commodity pools. Compliance with these additional registration and regulatory requirements will increase Fund expenses.
PERFORMANCE INFORMATION
The Fund has not been in operation for a full calendar year. As a result, no performance information is available.